Acquisition - Schedule of business combinations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about business combination [line items]
Goodwill	$ 395,804	$ 396,704		$ 379,072
SuprNation AB
Disclosure of detailed information about business combination [line items]
Total purchase consideration			$ 30,653
Non-controlling interests			114
Ⅲ. Identifiable Assets and liabilities, net			13,834
Cash and cash equivalents			3,776
Accounts receivable			99
Prepaid expenses, and other assets			612
Intangible assets			16,356
Property and equipment			34
Right-of-use assets			200
Other non-current assets			171
Accounts payable and other payables			(1,449)
Income taxes payable			(111)
Current lease liabilities			(191)
Other current liabilities			(3,794)
Deferred tax liabilities, net			(1,630)
Other non-current liabilities			(239)
Goodwill			16,933
SuprNation AB | Platform technology
Disclosure of detailed information about business combination [line items]
Intangible assets			6,987
SuprNation AB | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets			8,893
SuprNation AB | Gaming licenses
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 476